Equity (Narrative) (Details) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 09, 2018	Jan. 31, 2018	Mar. 02, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 28, 2018	Oct. 31, 2017	Jul. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 28, 2016
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired (in shares)				23,732,835
Treasury stock acquired, average price per share (in USD per share)				$ 47.39
Shares cancelled (in shares)				20,000,000
Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase, remaining amount under the program			$ 145,700,000
Treasury stock acquired (in shares)			4,076,603
Treasury stock acquired, average price per share (in USD per share)			$ 52.40
Shares cancelled (in shares)	6,000,000	5,000,000
Ordinary share capital
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount								$ 200,000,000	$ 250,000,000	$ 300,000,000	$ 350,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 400,000,000
Shares cancelled (in shares)				20,000,000	15,563,862	9,698,588
Ordinary share capital | Subsequent Event [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount							$ 200,000,000